Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO (b)(1)(2)	Compensation Actually Paid to PEO (c)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs (d)(1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M) (h)(6)
					Total Shareholder Return (f)(4)	S&P 500 Information Technology Index Total Shareholder Return (g)(5)

2025	$12,969,001	$21,689,564	$13,132,666	$24,604,570	$1,033.47	$234.47	$3,334
2024	$11,202,098	$385,953,293	$4,924,980	$124,761,691	$496.67	$189.02	$1,580
2023	$83,361,678	$286,889,079	$22,760,940	$79,920,602	$61.12	$138.37	$357
2022	$104,355	$104,355	$411,799	$(74,612,715)	$16.15	$87.66	$(193)
2021	$104,346	$104,346	$14,359,442	$46,809,649	$144.57	$122.08	$35

Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2025	Adam Foroughi	Matthew Stumpf, Vasily Shikin, Victoria Valenzuela
2024	Adam Foroughi	Matthew Stumpf, Katie Jansen, Vasily Shikin, Victoria Valenzuela
2023	Adam Foroughi	Herald Chen, Katie Jansen, Vasily Shikin, Victoria Valenzuela
2022	Adam Foroughi	Herald Chen, Katie Jansen, Vasily Shikin, Victoria Valenzuela
2021	Adam Foroughi	Herald Chen, Katie Jansen, Vasily Shikin, Victoria Valenzuela

Peer Group Issuers, Footnote	The peer group used is the S&P 500 Information Technology Index, as used in our stock performance graph in our Annual Report on Form 10-K. TSR is calculated by assuming that a $100 investment was made based on the closing stock price on the IPO Date and reinvesting all dividends until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 12,969,001	$ 11,202,098	$ 83,361,678	$ 104,355	$ 104,346
PEO Actually Paid Compensation Amount	$ 21,689,564	385,953,293	286,889,079	104,355	104,346
Adjustment To PEO Compensation, Footnote	This figure is the “compensation actually paid” for our PEO and non-PEO NEOs in each listed year. “Compensation actually paid” does not mean that our PEO and non-PEO NEOs were actually paid those amounts in the listed year or will ever be paid these amounts, but this is a dollar amount derived by starting with the Summary Compensation Table total compensation and then applying certain adjustments pursuant to the PvP Rules. To calculate “compensation actually paid” for 2025, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

	2025
	PEO	Average For Non-PEO NEOs
	($)	($)

Summary Compensation Table Total	$12,969,001	$13,132,666
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(a)	$12,558,866	$12,558,866
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(a)	$13,635,422	$13,635,422
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(a)	$—	$167,645
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(a)	$7,644,008	$10,227,704
Compensation Actually Paid	$21,689,564	$24,604,570
	a.For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
Non-PEO NEO Average Total Compensation Amount	$ 13,132,666	4,924,980	22,760,940	411,799	14,359,442
Non-PEO NEO Average Compensation Actually Paid Amount	$ 24,604,570	124,761,691	79,920,602	(74,612,715)	46,809,649
Adjustment to Non-PEO NEO Compensation Footnote	This figure is the “compensation actually paid” for our PEO and non-PEO NEOs in each listed year. “Compensation actually paid” does not mean that our PEO and non-PEO NEOs were actually paid those amounts in the listed year or will ever be paid these amounts, but this is a dollar amount derived by starting with the Summary Compensation Table total compensation and then applying certain adjustments pursuant to the PvP Rules. To calculate “compensation actually paid” for 2025, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

	2025
	PEO	Average For Non-PEO NEOs
	($)	($)

Summary Compensation Table Total	$12,969,001	$13,132,666
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(a)	$12,558,866	$12,558,866
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(a)	$13,635,422	$13,635,422
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(a)	$—	$167,645
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(a)	$7,644,008	$10,227,704
Compensation Actually Paid	$21,689,564	$24,604,570
	a.For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid” Versus AppLovin TSR Versus Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid” Versus Net Income
Total Shareholder Return Vs Peer Group	Compensation Actually Paid” Versus AppLovin TSR Versus Peer Group TSR
Total Shareholder Return Amount	$ 1,033.47	496.67	61.12	16.15	144.57
Peer Group Total Shareholder Return Amount	234.47	189.02	138.37	87.66	122.08
Net Income (Loss)	$ 3,334,000,000	$ 1,580,000,000	$ 357,000,000	$ (193,000,000)	$ 35,000,000
PEO Name	Adam Foroughi
Additional 402(v) Disclosure	This figure is the total compensation paid to our PEO and non-PEOs, as applicable, in each listed year as shown in our Summary Compensation Table for such listed year.TSR is calculated by assuming that a $100 investment was made based on the closing stock price on the Company’s initial public offering date of April 15, 2021 (the “IPO Date”) and reinvesting all dividends until the last day of each reported fiscal year.The dollar amounts represent the Company’s net income as reported in our audited financial statements for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,558,866)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,635,422
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,644,008
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,558,866)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,635,422
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	167,645
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,227,704